INVENTORIES	12 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6 .	INVENTORIES

Inventories consist of the following:

	September 30,
	2016	2017
	RMB	RMB
Low value supplies	94	925
Parent seeds	530	298
Provision	-	-

	624	1,223

No inventories have been pledged as collateral for bank loans as of September 30, 2016 and 2017. No provision has been made for inventories for the years ended September 30, 2016 and 2017.